Loans - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	$ 6,400,000	$ 2,900,000	$ 6,400,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	711,000	38,000	$ 711,000
Loans payable in nonaccrual of interest status		900,000
Loans restructured, subsequently defaulted | Contract			0
Foreclosed real estate	$ 0	0	$ 0
Mortgage loans in process of foreclosure amount		114,000	448,000
Outstanding balance of commercial loans classified under credit risk, minimum amount		300,000
Loans listed as not rated under risk category, maximum amount		300,000
Loans serviced for others		82,700,000	85,900,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans restructured, subsequently defaulted | Contract	1
Loans restructured, subsequently defaulted	$ 3,300,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	$ 261,000	270,000	261,000
Valuation allowance		0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained		64,700,000	$ 61,800,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings		$ 2,000,000